Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 242,005	$ 135,836	$ 130,578
Non-cash conveyance of assets	0	13,169	0
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 267,100	$ 230,700	$ 124,700